Basic and Diluted Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Basic and Diluted Shares Outstanding (Textual)
Weighted average basic shares outstanding	10,276,046	5,807,166
Common stock, shares outstanding	11,064,664	8,836,421	17,805,234